Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Net operating revenue	$ 38,056	$ 41,784	$ 43,839
Cost of goods sold and services rendered	(24,265)	(24,089)	(24,028)
Gross profit	13,791	17,695	19,811
Operating expenses
Selling and administrative	(622)	(553)	(515)
Research and development	(790)	(723)	(660)
Pre-operating and operational stoppage	(403)	(450)	(479)
(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net	301	(266)	773
Other operating revenues (expenses), net	(1,489)	(1,498)	(1,722)
Operating income	10,788	14,205	17,208
Financial income	422	432	520
Financial expenses	(1,473)	(1,459)	(1,179)
Other financial items, net	(2,772)	(919)	2,927
Equity results and other results in associates and joint ventures	(269)	(1,108)	305
Income before income taxes	6,696	11,151	19,781
Income taxes	(721)	(3,046)	(2,971)
Net income from continuing operations	5,975	8,105	16,810
(Loss) net income from continuing operations attributable to noncontrolling interests	(191)	122	82
Net income from continuing operations attributable to Vale S.A.'s shareholders	6,166	7,983	16,728
Discontinued operations
Net income from discontinued operations attributable to Vale S.A.'s shareholders			2,060
Net income	5,975	8,105	18,870
(Loss) net income attributable to noncontrolling interests	(191)	122	82
Net income attributable to Vale S.A.'s shareholders	$ 6,166	$ 7,983	$ 18,788